Employee Benefits - Employee Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit cost	$ 9,981	$ 9,729	$ 8,585
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Salaries and bonus	9,729	9,481	8,383
Defined contribution plans	81	78	64
Defined benefit plans	171	170	138
Employee benefit cost	$ 9,981	$ 9,729	$ 8,585